Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
Schedule of Fair Value Measurements

The following table summarizes the conclusions reached regarding fair value measurements as of September 30, 2025 and December 31, 2024:

	As of September 30, 2025				As of December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Contingent sale consideration receivable	$—	$—	$1,463,518	$1,463,518	$—	$—	$1,463,163	$1,463,163
Liabilities:
Derivative financial instruments	—	—	75,732	75,732	—	—	—	—
Convertible notes payable to related party	—	—	4,235,519	4,235,519	—	—	671,025	671,025
	$—	$—	$4,311,251	$4,311,251	$—	$—	$671,025	$671,025

The following table summarizes the conclusions reached regarding fair value measurements as of December 31, 2024 and 2023:

	As of December 31, 2024						As of December 31, 2023
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
Assets:
Contingent sale consideration receivable	$	---	$	---	$1,463,518	$1,463,518	$	---	$	---	$1,663,163	$1,663,163
Liabilities:
Contingent acquisition consideration payable		---		---	---	---		---		---	2,189	2,189
Convertible notes payable to related party		---		---	671,025	671,025		---		---	---	---
	$	---	$	---	$671,025	$671,025	$	---	$	---	$2,189	$2,189

Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments	Gains (losses) from the change in fair value of Level 3 financial instruments during the three and nine months ended September 30, 2025 and 2024 were as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Change in fair value of debt	$(197,939)	$65,344	$(352,627)	$93,244
Contingent acquisition consideration payable	—	1,478	—	2,189
Change in fair value of derivative financial instruments	$(48,494)	$—	$(2,762)	$—

Total	$(246,433)	$66,822	$(355,389)	$95,433
Gains (losses) from the change in fair value of Level 3 financial instruments during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended December 31,
	2024	2023

Change in fair value of debt	$84,109	$	---
Change in fair value of contingent acquisition consideration payable	$2,189	$	---
Total gains	$86,298	$	---